Financial Risk Review (Details) - Schedule of Credit Risk Exposure - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	$ 63,492,965	$ 49,391,627	$ 44,410,732	$ 20,535,210
Other receivables	796,082	696,968
Receivable from affiliated entities	487,330	1,433,243
Related party receivables	75,000	75,000
Total	64,851,377	51,596,838
Current [member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	63,492,965	49,391,627
Other receivables	195,439	98,836
Receivable from affiliated entities	487,330	1,433,243
Related party receivables	75,000	75,000
Total	64,250,734	50,998,706
Days past due 31 – 60 [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Other receivables	600,643	598,132
Receivable from affiliated entities
Related party receivables
Total	600,643	598,132
Days past due 61 – 90 [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Other receivables
Receivable from affiliated entities
Related party receivables
Total
Days past due 91 – 120 [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Other receivables
Receivable from affiliated entities
Related party receivables
Total
Days past due >120 [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Other receivables
Receivable from affiliated entities
Related party receivables
Total
Impairment [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Other receivables
Receivable from affiliated entities
Related party receivables
Total